Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)
Commitments and Contingencies
Short term borrowings | ¥		¥ 70,208,800	¥ 20,000,000	¥ 50,208,800	¥ 166,500,000	¥ 100,000,000
Interests payable | ¥		¥ 1,729,327
VC funds
Commitments and Contingencies
Investment committed | $	$ 10,000,000
Capital Contribution | $	$ 5,000,000